DERIVATIVE FINANCIAL INSTRUMENTS (Details) - GBP (£) £ in Millions	Dec. 31, 2018		Dec. 31, 2017
The Group [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Hedged Liability, Fair Value Hedge	£ 158
Derivative assets	11,293	[1]	£ 23,792	[2]
Derivative financial liabilities	10,911		24,699	[2]
The Group [member] | Later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative assets	9,861		21,654
Derivative financial liabilities	9,665		20,505
The Bank [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative assets	15,431	[2]	26,764
Derivative financial liabilities	14,546	[2]	28,267
Hedged Asset, Fair Value Hedge	54
The Bank [member] | Later than one year [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) [Line Items]
Derivative assets	13,936		24,005
Derivative financial liabilities	£ 13,203		£ 24,883

[1]	Credit ratings equal to or better than 'BBB'.
[2]	See note 50.